EMPLOYEE-RELATED BENEFITS - Benefit Obligations and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation:
Actuarial loss (gain)	$ (197)	$ (38)
Change in fair value of assets:
Fair value of assets at beginning of year	1,014
Fair value of assets at end of year	311	1,014
Other non-current assets	756	686
Employee-related benefits, current	(399)	(386)
Employee-related benefits, non-current	(342)	(439)
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	1,040	1,117
Service cost	15	15	$ 17
Interest cost	19	30	36
Actuarial loss (gain)	(178)	(32)
Settlement payments	(557)	(13)
Foreign currency exchange (gain) loss	(3)	0
Benefits paid	(25)	(77)
Projected benefit obligation at end of year	311	1,040	1,117
Accumulated benefit obligation	294	1,017
Change in fair value of assets:
Fair value of assets at beginning of year	1,014	986
Actual return (loss) on plan assets	(125)	77
Employer contributions	7	41
Foreign currency exchange (gain) loss	(3)	0
Settlement payments	(557)	(13)
Benefits paid	(25)	(77)
Fair value of assets at end of year	311	1,014	986
(Unfunded) funded status, net:	0	(26)
Other non-current assets	41	23
Employee-related benefits, current	(3)	(4)
Employee-related benefits, non-current	(38)	(45)
Pension Benefits | Unfunded Plan
Change in benefit obligation:
Benefit obligation at beginning of year	50
Projected benefit obligation at end of year	42	50
Accumulated benefit obligation	37	43
Change in fair value of assets:
Fair value of assets at beginning of year	1
Fair value of assets at end of year	1	1
Other Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	84	90
Service cost	1	1	1
Interest cost	3	3	3
Actuarial loss (gain)	(19)	(6)
Settlement payments	0	0
Foreign currency exchange (gain) loss	0	0
Benefits paid	(3)	(4)
Projected benefit obligation at end of year	66	84	90
Accumulated benefit obligation	66	84
Change in fair value of assets:
Fair value of assets at beginning of year	0	0
Actual return (loss) on plan assets	0	0
Employer contributions	3	4
Foreign currency exchange (gain) loss	0	0
Settlement payments	0	0
Benefits paid	(3)	(4)
Fair value of assets at end of year	0	0	$ 0
(Unfunded) funded status, net:	(66)	(84)
Other non-current assets	0	0
Employee-related benefits, current	(6)	(6)
Employee-related benefits, non-current	$ (60)	$ (78)